Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	$ 276,400	$ 292,517
Income effect	91,001	(20,163)
Equity effect	785	4,046
Deferred tax liability (asset) at end of period	368,186	276,400
Allowances for loan losses [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	170,211	217,361
Income effect	47,677	(47,150)
Equity effect
Deferred tax liability (asset) at end of period	217,888	170,211
Personnel provisions [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	14,587	16,516
Income effect	5,924	(1,929)
Equity effect
Deferred tax liability (asset) at end of period	20,511	14,587
Staff vacations [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	9,993	9,164
Income effect	1,146	829
Equity effect
Deferred tax liability (asset) at end of period	11,139	9,993
Accrued interest and indexation adjustments from past due loans [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	5,073	4,570
Income effect	5,232	503
Equity effect
Deferred tax liability (asset) at end of period	10,305	5,073
Staff severance indemnities provision [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	1,229	1,421
Income effect	988	(67)
Equity effect	35	(125)
Deferred tax liability (asset) at end of period	2,252	1,229
Provisions of credit card expenses [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	9,774	7,959
Income effect	(628)	1,815
Deferred tax liability (asset) at end of period	9,146	9,774
Provisions of accrued expenses [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	12,315	14,083
Income effect	(486)	(1,768)
Equity effect
Deferred tax liability (asset) at end of period	11,829	12,315
Derivative instruments adjustments [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	1,463	1,361
Income effect	(261)	102
Equity effect
Deferred tax liability (asset) at end of period	1,202	1,463
Adjustment for valuation and impairment of financial assets at fair value through OCI [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	3,044
Income effect		270
Equity effect	804	2,774
Deferred tax liability (asset) at end of period	3,848	3,044
Leasing [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	52,019	28,835
Income effect	37,802	23,184
Equity effect
Deferred tax liability (asset) at end of period	89,821	52,019
Other adjustments [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	48,889	37,488
Income effect	(9,700)	11,401
Equity effect
Deferred tax liability (asset) at end of period	39,189	48,889
Total debit differences [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	328,597	338,758
Income effect	87,694	(12,810)
Equity effect	839	2,649
Deferred tax liability (asset) at end of period	417,130	328,597
Depreciation of property and equipment and investment properties [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	16,446	17,256
Income effect	(5,509)	(810)
Equity effect
Deferred tax liability (asset) at end of period	10,937	16,446
Adjustment for valuation and impairment of financial assets at fair value through OCI [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period		1,397
Income effect
Equity effect		(1,397)
Deferred tax liability (asset) at end of period
Transitory assets [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	8,113	6,533
Income effect	995	1,580
Equity effect
Deferred tax liability (asset) at end of period	9,108	8,113
Derivative instruments adjustments [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period
Income effect
Equity effect
Deferred tax liability (asset) at end of period
Accrued interest to effective rate [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	2,432	2,774
Income effect	4	(342)
Equity effect
Deferred tax liability (asset) at end of period	2,436	2,432
Advance payment of lump-sum under union contracts [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	5,668	2,234
Income effect	(2,980)	3,434
Equity effect
Deferred tax liability (asset) at end of period	2,688	5,668
Intangible assets amortization [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	5,503	5,503
Income effect
Equity effect
Deferred tax liability (asset) at end of period	5,503	5,503
Other adjustments [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	14,035	10,544
Income effect	4,183	3,491
Equity effect	54
Deferred tax liability (asset) at end of period	18,272	14,035
Total credit differences [Member]
Current Tax and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts [Line Items]
Deferred tax liability (asset) at beginning of period	52,197	46,241
Income effect	(3,307)	7,353
Equity effect	54	(1,397)
Deferred tax liability (asset) at end of period	$ 48,944	$ 52,197